Registration File Nos. 333-104218 and 811-21328
As filed with the Securities and Exchange Commission on October 13, 2017
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                          X
Pre-Effective Amendment No. __                  __
Post-Effective Amendment No. 39                                                                                      X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                      X
Amendment No. 41
(Check appropriate box or boxes)
SMA RELATIONSHIP TRUST
(Exact Name of Registrant as Specified in Charter)
One North Wacker Drive, Chicago, Illinois 60606
(Address of Principal Executive Offices)        (Zip Code)
(212) 713-3000
(Registrant's Telephone Number, including Area Code)
Mark F. Kemper, Esq.
UBS Asset Management (Americas) Inc.
One North Wacker Drive
Chicago, Illinois 60606
(Name and Address of Agent for Service of Process)
With Copies to:
Bruce G. Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
Approximate Date of Proposed Public Offering:   As soon as practical after the effective date of this registration statement.
It is proposed that this filing will become effective (check appropriate box):
__ immediately upon filing pursuant to paragraph (b) of Rule 485
X   on November 13, 2017 pursuant to paragraph (b) of Rule 485
__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
__ on (date) pursuant to paragraph (a)(1) of Rule 485
__ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
__ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This  Post-Effective  Amendment  relates only to Series E. No other information relating to any other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment Nos. 39/41 to the Registration Statement for SMA Relationship Trust (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment Nos. 38/40, which was filed with the U.S. Securities and Exchange Commission ("SEC") via the EDGAR system pursuant to Rule 485(a)(2) on July 31, 2017 (Accession Number 0001680289-17-000256) relating solely to the Series E (the "Fund") series of the Registrant ("PEA 38/40").

Accordingly, the prospectus and statement of additional information of the Registrant as filed in PEA 38/40 are incorporated herein by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment Nos. 39/41 is intended to become effective on November 13, 2017.

SMA RELATIONSHIP TRUST
PART C
OTHER INFORMATION
ITEM 28. EXHIBITS
(a) Articles of Incorporation.
(1)
Registrant's Agreement and Declaration of Trust, effective December 3, 2002, is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the U.S. Securities and Exchange Commission ("SEC") via EDGAR on April 1, 2003.

(2)
Registrant's Certificate of Trust, as filed with the State of Delaware on December 3, 2002, is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

(b)	By-Laws.
(1)
Registrant's By-laws, as approved by the Board of Trustees on December 3, 2002, are incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

(a)
Certificate of Vice President and Assistant Secretary amending the By-Laws dated April 23, 2008, is incorporated by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2008.

(c) Instruments Defining Rights of Security Holders.
See Article III, "Shares," and Article V, "Shareholders' Voting Powers and Meetings," of the Registrant's Agreement and Declaration of Trust, as incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.
See also, Article II, "Meetings of Shareholders," and Article VII, "General Matters," of the Registrant's By-laws, as incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

(d)	Investment Advisory Contracts.
(1)
Investment Advisory Agreement between the Registrant and UBS Asset Management (US) Inc. (formerly, UBS Global Asset Management (US) Inc.), on behalf of Series M, dated October 8, 2003, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

(a)
Amendment Number One to Investment Advisory Agreement between the Registrant and UBS Asset Management (Americas) Inc., on behalf of Series M, dated December 30, 2015, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2016.

(2)
Investment Advisory Agreement between the Registrant and UBS Asset Management (US) Inc. (formerly, UBS Global Asset Management (US) Inc.), on behalf of Series T, dated October 8, 2003, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

(a)
Amendment Number One to Investment Advisory Agreement between the Registrant and UBS Asset Management (Americas) Inc., on behalf of Series T, dated December 30, 2015, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2016.

(3)
Form of Transfer of Investment Advisory Agreement between the Registrant and UBS Asset Management (US) Inc. (formerly, UBS Global Asset Management (US) Inc.), and UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.), on behalf of Series M and Series T is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 28, 2006.

(4)
Investment Advisory Agreement between the Registrant and UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.), on behalf of Series G, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2011.

(a)
Amendment Number One to Investment Advisory Agreement between the Registrant and UBS Asset Management (Americas) Inc., on behalf of Series G, dated December 30, 2015, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2016.

(5)
Investment Advisory Agreement between the Registrant and UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.), on behalf of Series S, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 30, 2013.

(a)
Amendment Number One to Investment Advisory Agreement between the Registrant and UBS Asset Management (Americas) Inc., on behalf of Series S, dated December 30, 2015, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2016.

(6)
Form of Sub-Advisory Agreement between UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.), on behalf of Series S, and Manulife Asset Management (US) LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 30, 2014.

(a)
Amendment Number One to Sub-Advisory Agreement between UBS Asset Management (Americas) Inc., on behalf of Series S, and Manulife Asset Management (US) LLC, dated December 30, 2015, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2016.

(7)
Form of Investment Advisory Agreement between the Registrant and UBS Asset Management (Americas) Inc., on behalf of Series E, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 31, 2017.

(8)
Form of Expense Limitation Agreement between the Registrant and UBS Asset Management (Americas) Inc., on behalf of Series E, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 31, 2017.

(e)	Underwriting Contracts.
(1)
Principal Underwriting Contract between the Registrant and UBS Asset Management (US) Inc. (formerly, UBS Global Asset Management (US) Inc.), dated October 8, 2003, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

(a)
Amendment Number One to Underwriting Contract between the Registrant and UBS Asset Management (US) Inc., dated December 30, 2015, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2016.

(f)	Bonus or Profit Sharing Contracts.
Not Applicable.
(g)	Custodian Agreements.
(1)
Global Custody Agreement between the Registrant and JPMorgan Chase Bank, National Association is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 30, 2013.

(2)
Addendum to the Global Custody Agreement between the Registrant and JPMorgan Chase Bank is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 30, 2015.

(h)	Other Material Contracts.
(1)
Form of Administration Contract between the Registrant and UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.) is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 28, 2006.

(b)
Exhibit A to the Administration Contract between the Registrant and UBS Asset Management (Americas) Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 14, 2011.

(c)
Amendment Number One to Administration Contract between the Registrant and UBS Asset Management (Americas) Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2016.

(2)	(a)	Form of Transfer Agency and Related Services Agreement among the Registrant, UBS Asset Management (US) Inc. (formerly, UBS Global Asset Management (US) Inc.) and PFPC Inc. (currently known as BNY Mellon Investment Servicing (US) Inc.) ("BNY Mellon") is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.
(i)
Form of Amendment to Transfer Agency and Related Services Agreement among the Registrant, UBS Asset Management (Americas) Inc. and BNY Mellon is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 28, 2006.

(ii)
Transfer Agency and Related Services Agreement Amendment among the Registrant, UBS Asset Management (Americas) Inc. and BNY Mellon dated December 31, 2009 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 30, 2012.

(iii)
Amendment to Exhibit A of the Transfer Agency and Related Services Agreement among the Registrant, UBS Asset Management (US) Inc. and BNY Mellon dated April 30, 2011 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2011.

(b)
Form of Transfer Agency – Related Services Delegation Agreement between UBS Asset Management (US) Inc. (formerly, UBS Global Asset Management (US) Inc.) and BNY Mellon is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

(3)
Expense Agreement between the Registrant and UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.), is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2011.

(4)
Fund Services Agreement between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 30, 2013.

(i)	Legal Opinion.
(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2011.
(j)	Other Opinions.
(1)
Consent of Ernst & Young LLP, Independent Auditors for the Registrant, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on May 1, 2017.

(2)
Consent of Ropes & Gray LLP, special tax counsel to the Registrant, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

(3)	(a)	Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Joseph J. Allessie, Mary Capasso, Michael Calhoun, Stephen Fleischer, Eric Sanders, Tammie Lee, Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell as attorneys-in-fact and agents to Frank K. Reilly, Walter E. Auch, Edward M. Roob, Adela Cepeda, J. Mikesell Thomas and W. Douglas Beck are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 28, 2006.
(b)
Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Joseph J. Allessie, Mary Capasso, Michael Calhoun, Eric Sanders, Tammie Lee, Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell as attorneys-in-fact and agents to John J. Murphy and Abbie J. Smith are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 30, 2009.

(c)
Power of Attorney appointing Mark F. Kemper, Keith A. Weller, Joseph J. Allessie, Mary Capasso, Michael Calhoun, Eric Sanders, Tammie Lee, Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell as attorneys-in-fact and agents to Mark E. Carver is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 14, 2011.

(d)
Power of Attorney appointing Mark F. Kemper, Keith A. Weller, Eric Sanders, Tammie Lee, Bruce G. Leto and Jana L. Cresswell as attorneys-in-fact and agents to Joanne M. Kilkeary is filed herewith as Exhibit EX-28.j.3.d.

(4)
Certificate of the Assistant Secretary of the Registrant, regarding authorization of the Principle Executive Officer to sign Registration Statements and approval of related power of attorney, dated April 30, 2013, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 30, 2013.

(k)	Omitted Financial Statements.
Not Applicable.
(l)	Initial Capital Agreements.
(1)
Letter of Understanding Relating to Initial Capital, dated August 29, 2003, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

(m)	Rule 12b-1 Plan.
Not Applicable.
(n)	Rule 18f-3 Plan.
Not Applicable.
(p)	Codes of Ethics.
(1)
Joint Code of Ethics of the Registrant, the investment adviser and the principal underwriter is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on May 1, 2017.

(2)
Global Code of Ethics of Manulife Asset Management dated September 1, 2013, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 30, 2014.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT
None.
ITEM 30.	INDEMNIFICATION
Under the terms of the Delaware Statutory Trust Act ("DSTA") and the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.
Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.
Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant's Declaration of Trust dated December 3, 2002, as follows:
 Article VII
Limitation of Liability and Indemnification of Agent
Section 1. Limitation of Liability
(a) For the purpose of this Article, "Agent" means any Person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; "Proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "Expenses" include, without limitation, attorneys' fees and any expenses of establishing a right to indemnification under this Article.

(b) An Agent shall be liable to the Trust and to any Shareholder solely for such Agent's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Agent (such conduct referred to herein as "Disqualifying Conduct"), and for nothing else (including errors of judgment or mistakes of fact or law).
(c) Subject to subsection (b) of this Section 1 and to the fullest extent that limitations on the liability of Agents are permitted by the DSTA, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any Investment Adviser or Principal Underwriter of the Trust.
(d) No Agent, when acting in its respective capacity as such, shall be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in subsections (b) and (c) of this Section 1, for any act, omission or obligation of the Trust or any Trustee thereof.  Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustee(s) shall not be personally liable thereon.
(e) The officers and Trustees may obtain the advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, the By-Laws, applicable law and their respective duties as officers or Trustees.  No such officer or Trustee shall be liable for any act or omission in accordance with such advice and no inference concerning liability shall arise from a failure to follow such advice.  The officers and Trustees shall not be required to give any bond hereunder, nor any surety if a bond is required by applicable law.
(f) The limitation on liability contained in this Article applies to events occurring at the time a Person serves as an Agent, whether or not such Person is an Agent at the time of any Proceeding in which liability is asserted.
(g) No amendment or repeal of this Article shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.
Section 2. Indemnification
 (i)(a) Indemnification by Trust.  The Trust shall indemnify, out of Trust Property, to the fullest extent permitted under applicable law, any Person who was or is a party or is threatened to be made a party to any Proceeding by reason of the fact that such Person is or was an Agent of the Trust, against Expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith, or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful.  The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person's conduct was unlawful.
 (ii)(b)   Exclusion of Indemnification.  Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of the Agent's Disqualifying Conduct.  In respect of any claim, issue or matter as to which that Person shall have been adjudged to be liable in the performance of that Person's duty to the Trust or the Shareholders, indemnification shall be made only to the extent that the court in which that action was brought shall determine, upon application or otherwise, that in view of all the circumstances of the case, that Person was not liable by reason of that Person's Disqualifying Conduct.
 (iii)(c) Required Approval.  Any indemnification under this Article shall be made by the Trust if authorized in the specific case on a determination that indemnification of the Agent is proper in the circumstances by a majority vote of Trustees, even though such number of Trustees shall be less than a quorum, who are not parties to the Proceeding and have no economic or other interest in connection with such specific case; a committee of such Trustees designated by majority vote of such Trustees even though such number of Trustees shall be less than a quorum; or by independent legal counsel in a written opinion.
(iv)(d) Advancement of Expenses.  Expenses incurred by an Agent in defending any Proceeding may be advanced by the Trust before the final disposition of the Proceeding on receipt of an undertaking by or on behalf of the Agent to repay the amount of the advance if it shall be determined ultimately that the Agent is not entitled to be indemnified as authorized in this Article.
 (v)(e) Other Contractual Rights.  Nothing contained in this Article shall affect any right to indemnification to which Persons other than Trustees and officers of the Trust or any subsidiary thereof may be entitled by contract or otherwise.
 (vi)(f) Fiduciaries of Employee Benefit Plan.  This Article does not apply to any Proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in that Person's capacity as such, even though that Person may also be an Agent of the Trust as defined in Section 1 of this Article.  Nothing contained in this Article shall limit any right to indemnification to which such a trustee, investment manager, or other fiduciary may be entitled by contract or otherwise, which shall be enforceable to the extent permitted by applicable law other than this Article.
Section 3. Insurance
To the fullest extent permitted by applicable law, the Board of Trustees shall have the authority to purchase, with Trust Property, insurance for liability and for all Expenses reasonably incurred or paid or expected to be paid by an Agent in connection with any Proceeding in which such Agent becomes involved by virtue of such Agent's actions, or omissions to act, in its capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Agent against such liability.

Section 4. Derivative Actions
 Subject to the requirements set forth in Section 3816 of the DSTA, a Shareholder or Shareholders may bring a derivative action on behalf of the Trust only if the Shareholder(s) first make a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused.  A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue.  A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a Shareholder demand by virtue of the fact that such Trustee receives remuneration from his service on the Board of Trustees or on the boards of one or more investment companies with the same or an affiliated investment adviser or principal underwriter.
Indemnification with regard to the investment adviser, the principal underwriter and the administrator of the Registrant against certain stated liabilities, and additional indemnification of the Trustees and officers of the Registrant are provided for in the following documents:
(a) Investment Advisory Agreements between the Registrant, on behalf of each Series, and UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) ("UBS AM (Americas)"), as provided for in Section 6 of each Agreement, as follows:
6. Liability of Advisor.  In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard by the Advisor of its obligations and duties hereunder, the Advisor shall not be subject to any liability whatsoever to the Series, or to any shareholder of the Series, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services hereunder including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the Series.
(b) Sub-Advisory Agreement between UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.), on behalf of Series S, and Manulife Asset Management (US) LLC, as provided for in Section 6, as follows:
6. Limitation of Liability.

(a) The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio, the Trust or its shareholders or by UBS AM in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.

(b) In no event will the Sub-Adviser have any responsibility for any other portfolio of the Trust, for any portion of the Portfolio not managed by the Sub-Adviser or for the acts or omissions of any Other Sub-Adviser to the Trust or Portfolio. In particular, in the event the Sub-Adviser shall manage only a Segment of the Portfolio, the Sub-Adviser shall have no responsibility for the Portfolio's being in violation of any applicable law or regulation or investment policy or restriction applicable to the Portfolio as a whole or for the Portfolio's failing to qualify as a regulated investment company under the Code, if the securities and other holdings of the Segment of the Portfolio managed by the Sub-Adviser are such that such Segment would not be in such violation or fail to so qualify if such Segment were deemed a separate series of the Trust or a separate regulated investment company under the Code, unless such violation was due to the Sub-Advisers failure to comply with written guidelines adopted by the Board or UBS AM and provided to the Sub-Adviser.  Nothing in this section shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

(c) Principal Underwriting Contract between the Registrant and UBS AM (US), as provided for in Sections 8 and 14, as follows:
8. Indemnification.
(a) The Trust agrees to indemnify, defend and hold UBS AM (US), its officers and directors, and any person who controls UBS AM (US) within the meaning of Section 15 of the [Securities Act of 1933, as amended ("1933 Act")], free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which UBS AM (US), its officers, directors or any such controlling person may incur under the 1933 Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated in the Registration Statement or necessary to make the statements therein not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with information furnished in writing by UBS AM (US) to the Trust for use in the Registration Statement; provided, however, that this indemnity agreement shall not inure to the benefit of any person who is also an officer or Board member of the Trust or who controls the Trust within the meaning of Section 15 of the 1933 Act, unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act; and further provided, that in no event shall anything contained herein be so construed as to protect UBS AM (US) against any liability to the Trust or to the shareholders of any Fund to which UBS AM (US) would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations under this Contract.  The Trust shall not be liable to UBS AM

(US) under this indemnity agreement with respect to any claim made against UBS AM (US) or any person indemnified unless UBS AM (US) or other such person shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon UBS AM (US) or such other person (or after UBS AM (US) or the person shall have received notice of service on any designated agent).  However, failure to notify the Trust of any claim shall not relieve the Trust from any liability which it may have to UBS AM (US) or any person against whom such action is brought otherwise than on account of this indemnity agreement.  The Trust shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any claims subject to this indemnity agreement.  If the Trust elects to assume the defense of any such claim, the defense shall be conducted by counsel chosen by the Trust and satisfactory to indemnified defendants in the suit whose approval shall not be unreasonably withheld.  In the event that the Trust elects to assume the defense of any suit and retain counsel, the indemnified defendants shall bear the fees and expenses of any additional counsel retained by them.  If the Trust does not elect to assume the defense of a suit, it will reimburse the indemnified defendants for the reasonable fees and expenses of any counsel retained by the indemnified defendants.  The Trust agrees to notify UBS AM (US) promptly of the commencement of any litigation or proceedings against it or any of its officers or Board members in connection with the issuance or sale of any of its Shares.
(b) UBS AM (US) agrees to indemnify, defend, and hold the Trust, its officers and Board members and any person who controls the Trust within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending against such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Trust, its Board members or officers, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in information furnished by UBS AM (US) to the Trust for use in the Registration Statement, arising out of or based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement necessary to make such information not misleading, or arising out of any agreement between UBS AM (US) and any retail dealer, or arising out of any supplemental sales literature or advertising used by UBS AM (US) in connection with its duties under this Contract.  UBS AM (US) shall be entitled to participate, at its own expense, in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if UBS AM (US) elects to assume the defense, the defense shall be conducted by counsel chosen by UBS AM (US) and satisfactory to the indemnified defendants whose approval shall not be unreasonably withheld.  In the event that UBS AM (US) elects to assume the defense of any suit and retain counsel, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by them.  If UBS AM (US) does not elect to assume the defense of any suit, it will reimburse the indemnified defendants in the suit for the reasonable fees and expenses of any counsel retained by them.

14. Limitation of Liability of the Board Members and Shareholders of the Trust.  The Board members and the shareholders of the Trust shall not be liable for any obligations of the Trust or any Fund under this Contract, and UBS AM (US) agrees that, in asserting any rights or claims under this Contract, it shall look only to the assets and property of the Trust or the particular Fund in settlement of such rights or claims, and not to such Board members or shareholders.
(d) Administration Contract between the Registrant and UBS AM (Americas), as provided for in Sections 7 and 8, as follows:
7. Limitation of Liability of UBS AM (Americas).  UBS AM (Americas) shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Contract relates, except to the extent that such a loss results from negligence, willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Contract.  Any person, even though also an officer, director, employee, or agent of UBS AM (Americas), who may be or become an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such services to or acting solely for the Fund or the Trust and not as an officer, director, employee, or agent or one under the control or direction of UBS AM (Americas) even though paid by it.
8. Limitation of Liability of the Trustees and Shareholders of the Trust.  No Trustee, shareholder, officer, employee or agent of any Fund shall be liable for any obligations of any Fund or the Trust under this Contract, and UBS AM (Americas) agrees that, in asserting any rights or claims under this Contract, it shall look only to the assets and property of the Trust in settlement of such right or claim, and not to any Trustee, shareholder, officer, employee or agent.  Moreover, this Contract shall be deemed to create a separate agreement with the Trust acting on behalf of its respective series listed on Exhibit A hereto, as though the Trust had separately executed an identical agreement for all of its respective series.  For each reference in this Agreement to Trust shall be deemed a reference solely to the particular series to which the provision relates.  In no circumstances shall the rights, obligations or remedies with respect to a particular series constitute a right, obligation or remedy applicable to any other series.
(e) Global Custody Agreement between the Registrant and JP Morgan Chase Bank, National Association, as provided for in Sections 3.1, 6.1 and 7.1, as follows:
3.1 Acting on Instructions; Method of Instruction and Unclear Instructions
(a) The Customer authorizes J.P. Morgan to accept, rely upon and/or act upon any Instructions received by it without inquiry.  The Customer will indemnify the J.P. Morgan Indemnitees against, and hold each of them harmless from, any Liabilities that may be imposed on, incurred by, or asserted against the J.P. Morgan Indemnitees as a result of any action or omission taken in accordance with any Instruction.  The Customer acknowledges  and agrees that J.P. Morgan acting on Instructions as aforesaid will not constitute fraud, negligence, willful default on the part of J.P. Morgan.
(c) J.P. Morgan shall promptly notify an Authorized Person if J.P. Morgan determines that an Instruction does not contain all information reasonably necessary for J.P. Morgan to carry out the Instruction. J.P. Morgan may decline to act upon an Instruction if it does not receive clarification or confirmation satisfactory to it.  J.P. Morgan will not be liable for any loss arising from any reasonable delay in carrying out any such Instruction while it seeks information, clarification or confirmation or in declining to act upon any Instruction for which it does not receive clarification satisfactory to it.
6.1	Representations of the Customer and J.P. Morgan
(a) The Customer represents, warrants and covenants that (i) it has full authority and power, and has obtained all necessary authorizations and consents, to deposit and control the Financial Assets and cash in the Accounts, to use J.P. Morgan as its custodian in accordance with the terms of this Agreement, to borrow money (either short term or intraday borrowings in order to settle transactions prior to receipt of covering funds), grant a lien over Financial Assets as contemplated by Section 4.3, and enter into foreign exchange transactions; (ii) assuming execution and delivery of this Agreement by J.P. Morgan, this Agreement is the Customer's legal, valid and binding obligation, enforceable against the Customer in accordance with its terms and it has full power and authority to enter into and has taken all necessary corporate action to authorize the execution of this Agreement; (iii) it has not relied on any oral or written representation made by J.P. Morgan or any person on its behalf other than as set forth in this Agreement, and acknowledges that this Agreement sets out to the fullest extent the duties of J.P. Morgan under this Agreement; (iv) it is a resident of the United States and shall notify J.P. Morgan of any changes in residency and (v) the Financial Assets and cash deposited in the Accounts are not subject to any encumbrance or security interest whatsoever and the Customer undertakes that, so long as Liabilities are outstanding, it will not create or permit to subsist any encumbrance or security interest over such Financial Assets or cash.
J.P. Morgan may rely upon the certification of such other facts as may be required to administer J.P. Morgan's obligations under this Agreement and the Customer shall indemnify J.P. Morgan against all losses, liability, claims or demands arising directly or indirectly from any such certifications.
7.1	Standard of Care; Liability
(a) J.P. Morgan shall use reasonable care with respect to its obligations under this Agreement and the safekeeping of Financial Assets and cash.
(b) In no event shall J.P. Morgan be liable for any indirect, incidental, consequential or special damages (including, without limitation, lost profits or business) of any form incurred by any person or entity, whether or not foreseeable and regardless of the type of action in which such a claim may be brought, resulting from J.P. Morgan's performance under this Agreement, or J.P. Morgan's role as a service provider to the Customer.
(c)  J.P. Morgan shall indemnify and hold the Customer and the Funds, their Affiliates, and their respective directors, officers and employees (collectively, "Customer Indemnitees") harmless from and against any and all Liabilities that may be imposed on, incurred by or asserted against any of the Customer Indemnitees in connection with or arising out of J.P. Morgan's refusal or failure to comply with the material terms of this Agreement; J.P. Morgan's breach of any material representation made by it herein; J.P. Morgan's lack of good faith or acts involving negligence, fraud, willful misconduct or reckless disregard of its duties under this Agreement; J.P. Morgan's violation of Applicable Law; or J.P. Morgan's breach of the standard of care in this Agreement.
(d) The Customer shall indemnify and hold the J.P. Morgan Indemnitees harmless from and against any and all Liabilities that may be imposed on, incurred by or asserted against any of the J.P. Morgan Indemnitees in connection with or arising out of (i) J.P. Morgan's performance under this Agreement, provided the J.P. Morgan Indemnitees have not acted with negligence or engaged in fraud or willful misconduct in connection with the Liabilities in question or violated Applicable Law or (ii) any J.P. Morgan Indemnitee's status as a holder of record of the Customer's Financial Assets.  Nevertheless, subject to 7.1(b),  the Customer will not be obligated to indemnify any J.P. Morgan Indemnitee under the preceding sentence with respect to any Liability for which J.P. Morgan is liable under Sections 5.2(a) or 7.1(c) of this Agreement.
(e) Without limiting Sections 7.1(a), 7.1(b) or 7.1(c), the Customer agrees that J.P. Morgan provides no service in relation to, and therefore has no duty or responsibility to: (i) question Instructions or make any suggestions to the Customer or an Authorized Person regarding such Instructions; (ii) supervise or make recommendations with respect to investments or the retention of Financial Assets; and (iii) advise the Customer or an Authorized Person regarding any default in the payment of principal or income of any Security other than as provided in Section 2.7(b) of this Agreement.
(f) In connection with any indemnification required under this Agreement, the party seeking indemnification ("Indemnified Party") shall give written notice within a reasonable period of time to the other party ("Indemnifying Party") of a written assertion or claim of any threatened or pending legal proceeding which may be subject to this indemnification.  The failure to do so notify the Indemnifying Party of such written assertion or claim shall not, however, operate in any manner whatsoever to relieve the Indemnifying Party of any liability arising under this Agreement, except to the extent failure to give notice prejudices the Indemnifying Party.
(g) For any legal proceeding giving rise to indemnification under this Agreement, the Indemnifying Party shall be entitled to defend or prosecute any claim in the name of the Indemnified Party at its own expense and through counsel of its own choosing if it gives written notice to the Indemnified Party within fifteen (15) business days of receiving notice of such claim.  Notwithstanding the foregoing, the Indemnified Party may participate in the litigation at its own expense through counsel of its own choosing.  If the

Indemnifying Party chooses to defend or prosecute such claim, then the parties shall cooperate in the defense or prosecution thereof and shall furnish such records and other information as are reasonably necessary.
(h) No shareholder of the Customer (or any Fund thereof), or any trustee, officer, employee or agent of the Customer (or any Fund thereof), shall be subject to claims against or obligations of the Customer (or any Fund thereof) to any extent whatsoever.  J.P. Morgan agrees that the obligations assumed by the Customer (or any Fund thereof) under this Agreement shall be limited in all cases to the Customer (and specifically to the relevant Fund and its assets), and J.P. Morgan shall not seek satisfaction of any such obligation from the shareholders or any shareholder of the Customer (or the relevant Fund) or from any other Fund of the Customer, or from any trustee, officer, employee or agent of the Customer (or any Fund thereof).
(i) The provisions of this Section 7.1 shall survive the termination of this Agreement.

(f) Fund Services Agreement between the Registrant and JP Morgan Chase Bank, N.A., as provided for in Sections 3.1, 6.1 and 6.4, as follows:
3.1. Acting on Instructions; Method of Instruction; and Unclear Instructions.
(a) The Customer authorizes J.P. Morgan to accept, rely upon and/or act upon any Instructions received by it without inquiry.  The Customer will indemnify the J.P. Morgan Indemnitees against, and hold each of them harmless from, any Liabilities that may be imposed on, incurred by, or asserted against the J.P. Morgan Indemnitees as a result of any action or omission taken in accordance with any Instruction unless the Liabilities result from an act of negligence, fraud, willful misconduct or reckless disregard on the part of the J.P. Morgan Indemnitees in the performance of its duties under this Agreement, including, without limitation, with respect to the manner in which such Instructions are followed.
(b) J.P. Morgan shall promptly notify an Authorized Person or Shareholder, as applicable, if J.P. Morgan determines that an Instruction does not contain all information reasonably necessary for J.P. Morgan to carry out the Instruction.  J.P. Morgan may decline to act upon an Instruction if it does not receive clarification or confirmation satisfactory to it.  J.P. Morgan will not be liable for any loss arising from any reasonable delay in carrying out any such Instruction while it seeks such missing information, clarification or confirmation or in declining to act upon any Instruction for which it does not receive clarification satisfactory to it.
6.1. Standard of Care; Liability.
(a) J.P. Morgan shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by J.P. Morgan, the Customer, the Fund or the Shareholders in connection with the matter to which this Agreement relates, except for a loss or expense to the extent caused by or resulting from willful misfeasance, bad faith or negligence on J.P. Morgan's part in the performance of its duties or from reckless disregard by J.P. Morgan of its obligations and duties under this Agreement.  In the performance of its services, however, J.P. Morgan shall be obligated to exercise the due care and diligence of an open-end fund administrative, accounting and transfer agent.  In no event shall J.P. Morgan be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if the Bank has been advised of the likelihood of such loss or damage and regardless of the form of action.
(b) J.P. Morgan shall indemnify and hold the Customer and the Funds, their Affiliates, and their respective directors, officers and employees (collectively, "Customer Indemnitees") harmless from and against any and all Liabilities that may be imposed on, incurred by or asserted against any of the Customer Indemnitees in connection with or arising out of J.P. Morgan's refusal or failure to comply with the material terms of this Agreement; J.P. Morgan's breach of any material representation made by it herein; J.P. Morgan's lack of good faith or acts involving negligence, fraud, willful misconduct or reckless disregard of its duties under this Agreement; J.P. Morgan's violation of Applicable Law; or J.P. Morgan's breach of the standard of care in this Agreement.
(c) The Customer shall indemnify and hold the J.P. Morgan Indemnitees harmless from and against any and all Liabilities that may be imposed on, incurred by or asserted against any of the J.P. Morgan Indemnitees in connection with or arising out of J.P. Morgan's performance under this Agreement, provided the J.P. Morgan Indemnitees have not acted with negligence or reckless disregard or engaged in fraud or willful misconduct in connection with the Liabilities in question or violated Applicable Law or breached the standard of care of this Agreement.  Nevertheless, subject to 6.1(a), the Customer will not be obligated to indemnify any J.P. Morgan Indemnitee under the preceding sentence with respect to any Liability for which J.P. Morgan is liable under Section 6.1(b) of this Agreement.
(d) In connection with any indemnification required under this Agreement, the party seeking indemnification ("Indemnified Party") shall give written notice within a reasonable period of time to the other party ("Indemnifying Party") of a written assertion or claim of any threatened or pending legal proceeding which may be subject to this indemnification.  The failure to do so notify the Indemnifying Party of such written assertion or claim shall not, however, operate in any manner whatsoever to relieve the Indemnifying Party of any liability arising under this Agreement, except to the extent failure to give notice prejudices the Indemnifying Party.
(e) For any legal proceeding giving rise to indemnification under this Agreement, the Indemnifying Party shall be entitled to defend or prosecute any claim in the name of the Indemnified Party at its own expense and through counsel of its own choosing if it gives written notice to the Indemnified Party within fifteen (15) business days of receiving notice of such claim.  Notwithstanding the foregoing, the Indemnified Party may participate in the litigation at its own expense through counsel of its own choosing.  If the Indemnifying Party chooses to defend or prosecute such claim, then the parties shall cooperate in the defense or prosecution thereof and shall furnish such records and other information as are reasonably necessary.

(f) No Shareholder of the Customer (or any Fund thereof), or any trustee, officer, employee or agent of the Customer (or any Fund thereof), shall be subject to claims against or obligations of the Customer (or any Fund thereof) to any extent whatsoever.  J.P. Morgan agrees that the obligations assumed by the Customer (or any Fund thereof) under this Agreement shall be limited in all cases to the Customer (and specifically to the relevant Fund and its assets), and J.P. Morgan shall not seek satisfaction of any such obligation from the Shareholders or any Shareholder of the Customer (or the relevant Fund) or from any other Fund of the Customer, or from any trustee, officer, employee or agent of the Customer (or any Fund thereof).
(g) The provisions of this Section 6.1 shall survive the termination of this Agreement.
6.4. Limitations of J.P. Morgan's Liability.
(a) J.P. Morgan may rely on information provided to it by or on behalf of the Funds, or which was prepared or maintained by the Customer or any third party (which is not a subcontractor or Affiliate of J.P. Morgan) on behalf of the Funds, in the course of discharging its duties under this Agreement. J.P. Morgan shall not be liable to any person for any Liabilities suffered by any person as a result of J.P. Morgan: (i) having relied upon the authority, accuracy, truth or completeness of information including, without limitation, information supplied to J.P. Morgan by the Customer or by the Investment Adviser or any third party which is not a subcontractor or affiliate of J.P. Morgan, including but not limited to, information in relation to trades in respect of the Funds or expenses of the Funds; (ii) having relied upon the authority, accuracy, truth and completeness of information furnished to J.P. Morgan by any pricing services, data services, or provider of other market information or information concerning securities held by the Funds.
(b) J.P. Morgan shall not be liable for any error in data that is transitioned to J.P. Morgan at the time it begins to provide the Services with respect to the Funds provided however that J.P. Morgan:
(i) shall use reasonable efforts to mitigate any Losses arising as a result of any such error of which it is aware; and
(ii) shall notify the Customer as soon as practicable after becoming aware of the error.
The Customer shall be notified of any remediation efforts needed to correct any such error in data and any compensation to remediate such errors shall be mutually agreed upon by J.P. Morgan and Customer.
(c) J.P. Morgan shall not be liable for any Losses resulting from a failure by any person (other than an Affiliate or subcontractor of J.P. Morgan) to provide J.P. Morgan with any information or notice that is reasonably necessary for the provision of the Services provided however that the Losses do not result from an act of negligence, fraud, willful misconduct or reckless disregard on the part of the J.P. Morgan Indemnitees. J.P. Morgan shall use reasonable efforts to find alternative sources of information in the event of any such failure. In the event of any such failure that may affect the performance of the Services, J.P. Morgan shall promptly notify the Customer.
(d) J.P. Morgan shall not be liable for any Liabilities whatsoever incurred or suffered by any party hereto, whether on their own account or for the account of the Funds, as a result of the failure of the Customer or its agents, officers or employees to comply with the laws or regulations of any jurisdiction in which Shares are offered.
(e) J.P. Morgan's responsibilities with respect to the correction of an error in calculating the net asset value of any Fund shall be subject to the NAV correction policy and procedures contained in Schedule 1 of this Agreement.
(f) The Customer agrees that the accounting reports provided by J.P. Morgan, as well as any share class or other similar reports, are to enable the Customer to fulfill its statutory reporting and investor subscription/redemption obligations, and are not for investment or hedging purposes.
(g) Transfer Agency and Related Services Agreement between the Registrant, UBS AM (US) and BNY Mellon Investment Servicing (US) Inc. (formerly known as PFPC Inc. and PNC Global Investment Servicing (U.S.) Inc.) ("Transfer Agent"), as provided for in the Sections 12 and 13, as follows:
3. Indemnification.
(a)  The Fund agrees to indemnify and hold harmless Transfer Agent and its affiliates from all taxes, charges, expenses, assessments, penalties, claims and liabilities (including, without limitation, liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from (i) any action or omission to act which Transfer Agent takes (a) at the request or on the direction of or in reliance on the advice of the Fund or (b) upon Oral Instructions or Written Instructions or (ii) the acceptance, processing and/or negotiation of checks or other methods utilized for the purchase of Shares.  Neither Transfer Agent, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of Transfer Agent 's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.  The Fund's liability to Transfer Agent for Transfer Agent's acceptance, processing and/or negotiation of checks or other methods utilized for the purchase of Shares shall be limited to the extent of the Fund's policy(ies) of insurance that provide for coverage of such liability, and the Fund's insurance coverage shall take precedence over any obligations or liability incurred under this Agreement.
(b) Transfer Agent agrees to indemnify and hold harmless the Fund from all taxes, charges, expenses, assessments, penalties, claims and liabilities arising from Transfer Agent's obligations pursuant to this Agreement (including, without limitation, liabilities arising under the Securities Laws, and any state and foreign securities and blue sky laws, and amendments thereto) and expenses, including (without limitation) reasonable attorneys' fees and disbursements arising directly or indirectly out of Transfer Agent's or its nominee's own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.
(c)  In order that the indemnification provisions contained in this Paragraph 12 shall apply, upon the assertion of a claim for which either party may be required to indemnify the other, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim.  The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim.  The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.
(d)  The members of the Board of the Fund, its officers and Shareholders, or of any Portfolio thereof, shall not be liable for any obligations of the Fund, or any such Portfolio, under this Agreement, and Transfer Agent agrees that in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Fund or the particular Portfolio in settlement of such rights or claims and not to such members of the Board, its officers or Shareholders.  Transfer Agent further agrees that it will look only to the assets and property of a particular Portfolio of the Fund, should the Fund have established separate series, in asserting any rights or claims under this Agreement with respect to services rendered with respect to that Portfolio and will not seek to obtain settlement of such rights or claims from the assets of any other Portfolio of the Fund.
4.  Insurance.  Transfer Agent shall maintain insurance of the types and in the amounts deemed by it to be appropriate.  To the extent that policies of insurance may provide for coverage of claims for liability or indemnity by the parties set forth in this Agreement, the contracts of insurance shall take precedence, and no provision of this Agreement shall be construed to relieve an insurer of any obligation to pay claims to the Fund, Transfer Agent or other insured party which would otherwise be a covered claim in the absence of any provision of this Agreement.
ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER
UBS Asset Management (Americas) Inc., a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS Group AG.  UBS AM (Americas) is primarily engaged in providing investment management and administration services.  Additional information regarding UBS AM (Americas) and information concerning the officers and directors of UBS AM (Americas) is included in its Form ADV, as filed with the SEC (registration number 801-34910) and is incorporated herein by reference.
Manulife Asset Management (US) LLC is a registered investment advisor.  Additional information regarding Manulife Asset Management (US) LLC and information concerning the officers and directors of Manulife Asset Management (US) LLC is included in its Form ADV, as filed with the SEC (registration number 801-42023) and is incorporated herein by reference.

ITEM 32.	PRINCIPAL UNDERWRITER
(a)	UBS Asset Management (US) Inc. ("UBS AM (US)") serves as principal underwriter for the following investment companies:
UBS Investment Trust,
UBS Money Series,
UBS Managed Municipal Trust,
Master Trust
UBS RMA Money Fund, Inc.,
UBS RMA Tax-Free Fund, Inc.,
PACE Select Advisors Trust
The UBS Funds

(b)
UBS AM (US) is the Registrant's principal underwriter.  The information set forth below is furnished for those directors and officers of UBS AM (US) who also serve as directors or officers of the Registrant.

Name and Business Address*	Positions and Offices with Underwriter	Positions and Offices with the Registrant

Mark E. Carver*	Managing Director and Head of Product Development and Management of UBS AM (US)	President

Joanne Kilkeary*	Executive Director and Head of Regulatory, Tax, Audit, and Board Governance for Product Control and Investment Support of UBS AM (US)	Vice President, Treasurer and Principal Accounting Officer

Mark F. Kemper**	Managing Director and General Counsel of UBS AM (US)	Vice President and Secretary

Joseph J. Allessie*	Managing Director of UBS AM (US) and Head of Compliance and Operational Risk Control for the UBS AM Division in the Americas	Chief Compliance Officer

Tammie Lee*	Executive Director and Associate General Counsel of UBS AM (US)	Vice President and Assistant Secretary

Keith A. Weller*	Executive Director and Senior Associate General Counsel of UBS AM (US)	Vice President and Assistant Secretary

William T. MacGregor*	Executive Director and Deputy General Counsel of UBS AM (US)	Vice President and Assistant Secretary

Eric Sanders*	Director and Associate General Counsel of UBS AM (US)	Vice President and Assistant Secretary

Nancy Osborn*	Director and Senior Manager of Product Control and Investment Support of UBS AM (US)	Vice President and Assistant Treasurer

Rose Ann Bubloski*	Director and Senior Manager of Product Control and Investment Support of UBS AM (US)	Vice President and Assistant Treasurer

*  This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**  This person's business address is One North Wacker Drive, Chicago, Illinois 60606.
(c) Not Applicable

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS
The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, are maintained in the physical possession of:  the Registrant's investment adviser and administrator, UBS Asset Management (Americas) Inc., at its New York office located at 1285 Avenue of the Americas, New York, New York 10019-6028; Series S's sub-advisor, Manulife Asset Management (US) LLC, at 197 Clarendon Street, Boston, MA 02116; the Registrant's custodian, JPMorgan Chase Bank, at One Beacon Street, Boston, Massachusetts 02108; and the Registrant's transfer agent, BNY Mellon Investment Servicing (US) Inc., at 760 Moore Road, King of Prussia, Pennsylvania 19406.
JPMorgan Chase Bank provides general sub-administrative, accounting, portfolio valuation, and custodian services to the Registrant, including the coordination and monitoring of any third-party service providers and maintains all such records relating to these services.

ITEM 34.	MANAGEMENT SERVICES
There are no management related service contracts not discussed in Part A or Part B.
ITEM 35.	UNDERTAKINGS
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, (the "1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 13th day of October 2017.
SMA RELATIONSHIP TRUST

By:    /s/ Mark E. Carver
  Mark E. Carver*
  President and Principal Executive Officer
Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:
Signature	Title	Date
/s/ Mark E. Carver	President and Principal	October 13, 2017
Mark E. Carver *	Executive Officer
/s/ Frank K. Reilly	Chairman and	October 13, 2017
Frank K. Reilly*	Trustee
/s/ Joanne Kilkeary	Principal Accounting	October 13, 2017
Joanne Kilkeary*	Officer and Treasurer
/s/ Adela Cepeda	Trustee	October 13, 2017
Adela Cepeda*
/s/ J. Mikesell Thomas	Trustee	October 13, 2017
J. Mikesell Thomas*
/s/ Abbie J. Smith	Trustee	October 13, 2017
Abbie J. Smith*

/s/ John J. Murphy	Trustee	October 13, 2017
John J. Murphy*

* By: /s/ Tammie Lee
Tammie Lee, Attorney-in-Fact
(Pursuant to Powers of Attorney, incorporated herein by reference and filed herewith as Exhibit EX-28.j.3.d)

EXHIBIT INDEX
EXHIBITS	EXHIBIT NO.
Power of Attorney appointing Mark F. Kemper, Keith A. Weller, Eric Sanders, Tammie Lee, Bruce G. Leto and Jana L. Cresswell as attorneys-in-fact and agents to Joanne M. Kilkeary	EX-28.j.3.d.